Related Party Transactions (Details Narrative) $ in Thousands			6 Months Ended
	Aug. 15, 2017 CAD ($) shares	Jun. 08, 2017 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 $ / shares shares	Aug. 15, 2017 $ / shares	Jun. 08, 2017 $ / shares
Directors And Officers [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm | $			$ 188	$ 183
Sentient [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned					369,809,820
Number of common shares beneficially owned, percentage					46.93%
Sentient [Member] | Non Brokered Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed	38,666,666
Net proceeds from units subscribed by related party | $	$ 2,900
Number of common share purchase warrants granted	19,333,333
Number of common share purchase warrants granted, exercise price | $ / shares					$ 0.12	$ 0.12
Sentient [Member] | Brokered Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed		94,666,666
Net proceeds from units subscribed by related party | $		$ 7,100
Number of common share purchase warrants granted		47,333,333
Number of common share purchase warrants granted, exercise price | $ / shares							$ 0.12
Sentient [Member] | Non Brokered Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed			13,333,333
Net proceeds from units subscribed by related party | $			$ 1,000
Number of common share purchase warrants granted			6,666,666
Contemporary Amperex Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned					200,000,000
Number of common shares beneficially owned, percentage					25.38%
Contemporary Amperex Technology Limited [Member] | Non Brokered Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed			200,000,000
Net proceeds from units subscribed by related party | $			$ 15,000
Number of common share purchase warrants granted			100,000,000
Number of common share purchase warrants granted, exercise price | $ / shares					$ 0.12